Eaton Vance

Tax-Managed Equity Asset Allocation Fund

January 31, 2020 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing directly in securities and in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2020, the Fund owned 0.8% of Tax-Managed Growth Portfolio’s outstanding interests, 48.2% of Tax-Managed International Equity Portfolio’s outstanding interests, 42.3% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 33.3% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 18.8% of Tax-Managed Value Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2020 is set forth below.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

January 31, 2020

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 91.9%
Description		Value
________________________________________________________________________________________________________
Tax-Managed Growth Portfolio (identified cost, $78,515,070)		$182,207,538
Tax-Managed International Equity Portfolio (identified cost, $31,908,909)		34,822,494
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $33,427,974)		76,751,666
Tax-Managed Small-Cap Portfolio (identified cost, $50,030,557)		60,001,543
Tax-Managed Value Portfolio (identified cost, $90,443,789)		154,400,103
________________________________________________________________________________________________________
Total Investments in Affiliated Portfolios (identified cost $284,326,299)		$508,183,344
________________________________________________________________________________________________________
Preferred Stocks — 1.7%
Security	Shares	Value
________________________________________________________________________________________________________
Banks — 0.5%
________________________________________________________________________________________________________
Texas Capital Bancshares, Inc., 6.50%	17,338	$467,779
Wells Fargo & Co., Series L, 7.50% (Convertible)	1,194	1,845,399
Wells Fargo & Co., Series Q, 5.85% to 9/15/23(1)	8,820	239,727
________________________________________________________________________________________________________
		$2,552,905
________________________________________________________________________________________________________
Electric Utilities — 0.3%
________________________________________________________________________________________________________
Duke Energy Corp., Series A, 5.75%	27,000	$762,750
SCE Trust III, Series H, 5.75% to 3/15/24(1)	37,000	921,300
________________________________________________________________________________________________________
		$1,684,050
________________________________________________________________________________________________________
Equity Real Estate Investment Trusts (REITs) — 0.2%
________________________________________________________________________________________________________
SITE Centers Corp., Series A, 6.375%	19,000	$509,580
SITE Centers Corp., Series K, 6.25%	6,000	155,700
Vornado Realty Trust, Series K, 5.70%	20,000	516,400
________________________________________________________________________________________________________
		$1,181,680
________________________________________________________________________________________________________
Independent Power and Renewable Electricity Producers — 0.1%
________________________________________________________________________________________________________
Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(1)	9,950	$286,983
________________________________________________________________________________________________________
		$286,983
________________________________________________________________________________________________________
Insurance — 0.1%
________________________________________________________________________________________________________
American Equity Investment Life Holding Co., Series A, 5.95% to 12/1/24(1)	18,900	$496,314
________________________________________________________________________________________________________
		$496,314
________________________________________________________________________________________________________
Oil, Gas & Consumable Fuels — 0.2%
________________________________________________________________________________________________________
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(1)	59,850	$1,360,391
________________________________________________________________________________________________________
		$1,360,391
________________________________________________________________________________________________________
Pipelines — 0.1%
________________________________________________________________________________________________________
Energy Transfer Operating, L.P., Series C, 7.375% to 5/15/23(1)	15,000	$368,700
Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(1)	8,960	225,792
________________________________________________________________________________________________________
		$594,492
________________________________________________________________________________________________________
Real Estate Management & Development — 0.2%
________________________________________________________________________________________________________
Brookfield Property Partners, L.P., Series A, 6.50%	14,575	$387,695
Brookfield Property Partners, L.P., Series A2, 6.375%	21,600	573,696
________________________________________________________________________________________________________
		$961,391
________________________________________________________________________________________________________
Total Preferred Stocks (identified cost $8,562,728)		$9,118,206
________________________________________________________________________________________________________
Debt Obligations — 5.0%(2)
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Automobiles — 0.1%
________________________________________________________________________________________________________
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(3)	$640	$644,682
________________________________________________________________________________________________________
		$644,682
________________________________________________________________________________________________________
Banks — 2.9%
________________________________________________________________________________________________________
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(1)(3)	$1,100	$1,158,316
Bank of America Corp., Series FF, 5.875% to 3/15/28(1)(3)	1,280	1,433,043
Bank of New York Mellon Corp. (The), Series D, 4.50% to 6/20/23(1)(3)	1,000	1,013,195
Barclays PLC, 7.75% to 9/15/23(1)(3)	1,080	1,183,351
Citigroup, Inc., 5.95% to 1/30/23(1)(3)	330	352,437
Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(3)	940	1,021,127
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(1)(3)(4)	473	505,348
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(1)(3)	1,220	1,263,548
HSBC Holdings PLC, 6.375% to 9/17/24(1)(3)	850	923,903
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(3)	2,075	2,291,018
KeyCorp, Series D, 5.00% to 9/15/26(1)(3)	975	1,042,670
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(3)	600	673,455
Macquarie Bank, Ltd., 6.125% to 3/8/27(1)(3)(4)	200	212,667
Nordea Bank Abp, 6.125% to 9/23/24(1)(3)(4)	545	588,979
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(1)(3)	485	523,899
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(3)	778	909,214
Societe Generale SA, 6.75% to 4/6/28(1)(3)(4)	645	725,344
________________________________________________________________________________________________________
		$15,821,514
________________________________________________________________________________________________________
Capital Markets — 0.5%
________________________________________________________________________________________________________
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(1)	$425	$455,504
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(1)(3)	1,400	1,474,641
UBS Group AG, 6.875% to 8/7/25(1)(3)(5)	1,000	1,123,437
________________________________________________________________________________________________________
		$3,053,582
________________________________________________________________________________________________________
Diversified Financial Services — 0.1%
________________________________________________________________________________________________________
Discover Financial Services, Series C, 5.50% to 10/30/27(1)(3)	$640	$679,722
________________________________________________________________________________________________________
		$679,722
________________________________________________________________________________________________________
Electric Utilities — 0.3%
________________________________________________________________________________________________________
AES Gener SA, 7.125% to 4/7/24, 3/26/79(1)(4)	$485	$519,794
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(1)	450	518,375
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)	366	383,451
________________________________________________________________________________________________________
		$1,421,620
________________________________________________________________________________________________________
Food Products — 0.2%
________________________________________________________________________________________________________
Land O' Lakes, Inc., 8.00% (3)(4)	$1,324	$1,337,240
________________________________________________________________________________________________________
		$1,337,240
________________________________________________________________________________________________________
Gas Utilities — 0.1%
________________________________________________________________________________________________________
NiSource, Inc., 5.65% to 6/15/23(1)(3)	$645	$674,341
________________________________________________________________________________________________________
		$674,341
________________________________________________________________________________________________________
Multi-Utilities — 0.2%
________________________________________________________________________________________________________
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(1)(3)	$900	$959,125
________________________________________________________________________________________________________
		$959,125
________________________________________________________________________________________________________
Oil, Gas & Consumable Fuels — 0.5%
________________________________________________________________________________________________________
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(1)(3)	$925	$875,739
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(1)(3)	1,309	917,524
Odebrecht Oil & Gas Finance, Ltd., 0.00%, (3)(4)	550	5,504
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(3)	1,050	974,447
________________________________________________________________________________________________________
		$2,773,214
________________________________________________________________________________________________________
Pipelines — 0.1%
________________________________________________________________________________________________________
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(1)(3)	$526	$500,618
________________________________________________________________________________________________________
		$500,618
________________________________________________________________________________________________________
Total Debt Obligations (identified cost $26,809,616)		$27,865,658
________________________________________________________________________________________________________
Exchange-Traded Funds — 1.4%
Security	Shares	Value
________________________________________________________________________________________________________
Equity Funds — 1.4%
________________________________________________________________________________________________________
iShares Preferred & Income Securities ETF	204,586	$7,807,002
________________________________________________________________________________________________________
Total Exchange-Traded Funds (identified cost $8,031,553)		$7,807,002
________________________________________________________________________________________________________
Total Investments — 100.0% (identified cost $327,730,196)		$552,974,210
________________________________________________________________________________________________________
Other Assets, Less Liabilities — 0.0%(6)		$193,799
________________________________________________________________________________________________________
Net Assets — 100.0%		$553,168,009
________________________________________________________________________________________________________

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security converts to variable rate after the indicated fixed-rate coupon period.
(2)	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.
(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $3,894,876 or 0.7% of the Fund's net assets.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities is $1,123,437 or 0.2% of the Fund's net assets.

(6)	Amount is less than 0.05%.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

The Fund did not have any open derivative instruments at January 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Fund's investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Asset Description	Level 1	Level 2	Level 3	Total
________________________________________________________________________________________________________
Investments in Affiliated Portfolios	$508,183,344	$—	$—	$508,183,344
Preferred Stocks	8,831,223	286,983	—	9,118,206
Debt Obligations	—	27,865,658	—	27,865,658
Exchange-Traded Funds	7,807,002	—	—	7,807,002
________________________________________________________________________________________________________
Total Investments	$524,821,569	$28,152,641	$—	$552,974,210
________________________________________________________________________________________________________

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.

A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for each Portfolio at January 31, 2020 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov.